Related Party Transactions (Details)					12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012	Dec. 31, 2011	Dec. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2013 Placement Agent [Member]	Dec. 31, 2012 Placement Agent [Member]	Dec. 31, 2013 Placement Agent [Member] Series A Preferred Stock [Member]	Dec. 31, 2012 Placement Agent [Member] Series A Preferred Stock [Member]	Dec. 31, 2013 Placement Agent [Member] Subordinated Promissory Note Offering [Member]	Dec. 31, 2012 Placement Agent [Member] Subordinated Promissory Note Offering [Member]	Dec. 31, 2013 Placement Agent [Member] Acquisition Of Medeor [Member]	Dec. 31, 2012 Placement Agent [Member] Acquisition Of Medeor [Member]
Class of Warrant or Right [Line Items]
Number of warrants	89,265,160	48,652,342		62,512		15,906,250	15,906,250	12,500,000	12,500,000	1,406,250	1,406,250	2,000,000	2,000,000
Exercise price per share	0.01		0.08	1.00				0.08	0.08	0.08	0.08	0.11	0.11
Expiration					2019-2020			2019-2020	2019-2020	2019-2020	2019-2020	2020	2020